RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS	12 Months Ended
Oct. 31, 2018
Defined Benefit Plan [Abstract]
RETIREMENT PLANS AND POST-RETIREMENT PENSION PLANS
RETIREMENT PLANS AND POST-RETIREMENT BENEFIT PLANS
General. The majority of our employees are covered under various defined benefit and/or defined contribution retirement plans. Additionally, we sponsor post-retirement health care benefits for our eligible U.S. employees. We provide U.S. employees, who meet eligibility criteria under the Keysight Technologies, Inc. Retirement Plan ("RP"), defined benefits which are based on an employee's base or target pay during the years of employment and on length of service. For eligible employees' service through October 31, 1993, the benefit payable under the RP is reduced by any amounts due to the eligible employees' service under our defined contribution Deferred Profit-Sharing Plan ("DPSP"), which was closed to new participants as of November 1993.
In addition, in the U.S. we maintain the Supplemental Benefits Retirement Plan ("SBRP"), a supplemental unfunded non-qualified defined benefit plan to provide benefits that would be provided under the RP but for limitations imposed by the Internal Revenue Code. The RP and the SBRP comprise the "U.S. Plans."
As of October 31, 2018, the fair value of plan assets of the DPSP for U.S. employees was $268 million. The obligation for the DPSP eligible employees equals the fair value of the DPSP assets due to the benefit payable under the RP being the greater of the RP and DPSP.
Eligible employees outside the U.S. generally receive retirement benefits under various retirement plans ("Non-U.S. Plans") based on factors such as years of service and/or employee compensation levels. Eligibility is generally determined in accordance with local statutory requirements.
401(k) defined contribution plan.  Eligible U.S. employees may participate in the Keysight Technologies, Inc. 401(k) Plan (the "401(k) Plan"). Enrollment in the 401(k) Plan is automatic for employees who meet eligibility requirements unless they decline participation. Under the 401(k) Plan, we provide matching contributions to employees up to a maximum of 4 percent of an employee's annual eligible compensation. The maximum contribution to the 401(k) Plan is 50 percent of an employee's annual eligible compensation, subject to regulatory limitations. Employees hired on or after August 1, 2015 are not eligible to participate in the RP or the U.S. Post-Retirement Benefit Plan. We provide matching contributions to these employees under the 401(k) Plan up to a maximum of 6 percent of the employee's annual eligible compensation. The 401(k) Plan employer expense included in income from operations was $23 million in 2018, $16 million in 2017 and $14 million in 2016.
Post-retirement medical benefit plans.  In addition to receiving retirement benefits, U.S. employees who meet eligibility requirements as of their termination date may participate in the Keysight Technologies, Inc. Health Plan for Retirees ("U.S. Post-Retirement Benefit Plan"). Eligible retirees who were less than age 50 as of January 1, 2005 and who retire after age 55 with 15 or more years of service (age 54 with 14 or more years of service for workforce managed terminations) are eligible for a fixed amount that can be utilized to pay for premiums under a Keysight sponsored pre-Medicare medical plan, non-Keysight sponsored medical, dental and vision plans purchased in the individual insurance market, as well as Medicare Part A, Medicare Part B, prescription drug premiums, and eligible premiums paid for coverage under another employer's retiree medical, retiree vision and retiree dental plan provided such premiums were not paid on a pre-tax basis. Eligible retirees who were at least age 50 as of January 1, 2005 and who retire after age 55 with 15 or more years of service (age 54 with 14 or more years of service for workforce managed terminations) currently choose from managed-care or indemnity options, with the company subsidization level or stipend dependent on a number of factors, including eligibility and length of service. Grandfathered retirees receive a fixed monthly subsidy toward pre-65 premium costs (subsidy capped at 2011 levels) and a fixed monthly stipend post-65. The subsidy amounts will not increase.
Components of net periodic benefit cost.  The company uses alternate methods of amortization, as allowed by the authoritative guidance, which amortizes the actuarial gains and losses on a consistent basis for the years presented. For the U.S. Plans, gains and losses are amortized over the average future working lifetime. For most Non-U.S. Plans and the U.S. Post-Retirement Benefit Plan, gains and losses are amortized using a separate layer for each year's gains and losses.
On October 26, 2018, the High Court of Justice in the United Kingdom (the "High Court") ruled that Lloyds Bank plc was required to equalize benefits payable to men and women under its U.K. defined benefit pension plans by amending those plans to increase the pension benefits payable to participants that accrued such benefits during the period from 1990 to 1997. The inequalities arose from statutory differences in the retirement ages and rates of accrual of benefits for men and women related to Guaranteed Minimum Pension ("GMP") benefits that are included in U.K. defined benefit pension plans. We are evaluating the applicability of the High Court's ruling to our U.K. defined benefit pension plans. As of October 31, 2018, no amounts have been recorded as specifics related to these calculations have been deferred to future hearings. Our estimate of the potential impact is less than 1 percent of the projected benefit obligation and is not material to our financial statements.
On December 15, 2016, we transferred a portion of the assets and obligations of our Japanese Employees’ Pension Fund ("EPF") to the Japanese government. The remaining portion of the EPF was transferred to a new Keysight Japan corporate defined benefit pension plan. The difference between the obligations settled with the government of $142 million and the assets transferred to the government of $51 million resulted in an increase in the funded status of the new defined benefit pension plan of $91 million. The settlement resulted in a gain of $68 million which is included in other income (expense), net, in the consolidated statement of operations. Previously accrued salary progression of $4 million was derecognized at the time of settlement.
For the years ended October 31, 2018, 2017 and 2016, components of net periodic benefit cost (benefit) and other amounts recognized in other comprehensive income were comprised of:

	Defined Benefit Plans						U.S. Post-Retirement Benefit Plan
	U.S. Plans			Non-U.S. Plans
	2018	2017	2016	2018	2017	2016	2018	2017	2016
	(in millions)
Net periodic benefit cost (benefit)
Service cost — benefits earned during the period	$24	$22	$21	$14	$18	$19	$1	$1	$1
Interest cost on benefit obligation	25	21	22	23	23	32	7	7	9
Expected return on plan assets	(37)	(33)	(37)	(85)	(74)	(74)	(13)	(11)	(14)
Amortization:
Net actuarial loss	12	15	9	25	33	27	16	21	20
Prior service credit	(7)	(8)	(7)	(1)	(1)	(1)	(14)	(15)	(17)
Net periodic benefit cost (benefit)	17	17	8	(24)	(1)	3	(3)	3	(1)
Curtailments and settlements	—	—	—	1	(69)	—	—	—	—
Net periodic benefit cost (benefit)	$17	$17	$8	$(23)	$(70)	$3	$(3)	$3	$(1)
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Net actuarial loss (gain)	$(11)	$4	$60	$41	$(145)	$188	$(1)	$(16)	$5
Amortization:
Net actuarial loss	(12)	(15)	(9)	(25)	(33)	(27)	(16)	(21)	(20)
Prior service credit	7	8	7	1	1	1	14	15	17
Settlement	—	—	—	(1)	(24)	—	—	—	—
Curtailment	—	—	—	—	1	—	—	—	—
Foreign currency	—	—	—	(5)	1	(5)	—	—	—
Total recognized in other comprehensive (income) loss	$(16)	$(3)	$58	$11	$(199)	$157	$(3)	$(22)	$2
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	$1	$14	$66	$(12)	$(269)	$160	$(6)	$(19)	$1

Funded status.  As of October 31, 2018 and 2017, the funded status of the defined benefit and post-retirement benefit plans was as follows:

	U.S. Defined Benefit Plans		Non-U.S. Defined Benefit Plans		U.S. Post-Retirement Benefit Plan
	2018	2017	2018	2017	2018	2017
	(in millions)
Change in fair value of plan assets:
Fair value — beginning of year	$515	$464	$1,440	$1,317	$182	$171
Actual return on plan assets	6	72	2	136	3	26
Employer contributions	85	—	33	34	—	—
Settlements	—	—	(6)	(51)	—	—
Benefits paid	(31)	(21)	(42)	(42)	(13)	(15)
Currency impact	—	—	(35)	46	—	—
Fair value — end of year	$575	$515	$1,392	$1,440	$172	$182
Change in benefit obligation:
Benefit obligation — beginning of year	$675	$610	$1,338	$1,508	$207	$214
Service cost	24	22	14	18	1	1
Interest cost	25	21	23	23	7	7
Settlements	—	—	(6)	(142)	—	—
Curtailments	—	—	—	(12)	—	—
Actuarial loss (gain)	(43)	43	(43)	(69)	(12)
Benefits paid	(31)	(21)	(42)	(42)	(13)	(15)
Currency impact	—	—	(35)	54	—	—
Benefit obligation — end of year	$650	$675	$1,249	$1,338	$190	$207
Overfunded (Underfunded) status of PBO	$(75)	$(160)	$143	$102	$(18)	$(25)
Amounts recognized in the consolidated balance sheet consist of:
Other assets	$—	$—	$257	$211	$—	$—
Employee compensation and benefits	(1)	(1)	—	—	—	—
Retirement and post-retirement benefits	(74)	(159)	(114)	(109)	(18)	(25)
Net asset (liability)(a)	$(75)	$(160)	$143	$102	$(18)	$(25)
Amounts recognized in accumulated other comprehensive income (loss):
Actuarial losses	$112	$135	$396	$385	$28	$45
Prior service credits	(4)	(11)	(1)	(1)	(28)	(42)
Total	$108	$124	$395	$384	$—	$3

(a) Certain of our immaterial defined benefit plans are not included in these disclosures.
The amounts in accumulated other comprehensive income expected to be amortized into net periodic benefit cost (benefit) during 2019 are as follows:

	U.S. Defined Benefit Plans	Non-U.S. Defined Benefit Plans	U.S. Post-Retirement Benefit Plan
	(in millions)
Amortization of net prior service credit	$(4)	$(1)	$(14)
Amortization of actuarial net loss	$10	$28	$9

Investment policies and strategies as of October 31, 2018.  In the U.S., our RP and U.S. Post-Retirement Benefit Plan target asset allocations are approximately 70 percent to equities and approximately 30 percent to fixed income investments. Our DPSP target asset allocation is approximately 60 percent to equities and approximately 40 percent to fixed income investments. The general investment objective for all our plan assets is to obtain the optimum rate of investment return on the total investment portfolio consistent with the assumption of a reasonable level of risk. Specific investment objectives for the plans' portfolios are to: maintain and enhance the purchasing power of the plans' assets; achieve investment returns consistent with the level of risk being taken; and earn performance rates of return in accordance with the benchmarks adopted for each asset class. Outside of the U.S., our target asset allocation is from 20 to 60 percent to equities, from 40 to 80 percent to fixed income investments, from zero to 20 percent to real estate investments and from zero to 14 percent to cash, depending on the plan. All plans' assets are broadly diversified. Due to fluctuations in capital markets, our actual allocations of plan assets as of October 31, 2018, differ from the target allocation. Our policy is to periodically bring the actual allocation in line with the target allocation.
Equity securities include exchange-traded common stock and preferred stock of companies from broadly diversified industries. Fixed income securities include a portfolio of corporate bonds of companies from diversified industries, government securities, mortgage-backed securities, asset-backed securities, derivative instruments and other. Portions of the cash and cash equivalent, equity, and fixed income investments are held in commingled funds.
Fair Value.  The measurement of the fair value of pension and post-retirement plan assets uses the valuation methodologies and the inputs as described in Note 12, "Fair Value Measurements."
Cash and Cash Equivalents - Cash and cash equivalents consist of short-term investment funds. The funds also invest in short-term domestic fixed income securities and other securities with debt-like characteristics, emphasizing short-term maturities and quality. Cash and cash equivalents are classified as Level 1 investments except when the cash and cash equivalents are held in commingled funds, which have a daily net asset value ("NAV") derived from quoted prices for the underlying securities in active markets; these are classified as assets measured at NAV.
Equity - Some equity securities consisting of common and preferred stock are held in commingled funds, which have daily NAVs derived from quoted prices for the underlying securities in active markets; these are classified as assets measure at NAV. Commingled funds which have quoted prices in active markets are classified as Level 1 investments.
Fixed Income - Some of the fixed income securities are held in commingled funds, which have daily NAVs derived from the underlying securities; these are classified as assets measured at NAV. Commingled funds which have quoted prices in active markets are classified as Level 1 investments.
Other Investments - Other investments include property-based pooled vehicles which invest in real estate. Market NAVs are regularly published in the financial press or on corporate websites; therefore, these investments are classified as Level 3 investments or assets measured at NAV.
The following tables present the fair value of U.S. Defined Benefit Plans assets classified under the appropriate level of the fair value hierarchy as of October 31, 2018 and 2017:

		Fair Value Measurement as of October 31, 2018 Using
	October 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets Measured at NAV
	(in millions)
Cash and cash equivalents	$4	$—	$4	$—	$—
Equity	392	120	1	—	271
Fixed income	179	14	94	—	71
Other investments	—	—	—	—	—
Total assets measured at fair value	$575	$134	$99	$—	$342

		Fair Value Measurement as of October 31, 2017 Using
	October 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets Measured at NAV
	(in millions)
Cash and cash equivalents	$5	$—	$5	$—	$—
Equity	371	114	1	—	256
Fixed income	139	16	75	—	48
Other investments	—	—	—	—	—
Total assets measured at fair value	$515	$130	$81	$—	$304
For U.S. Defined Benefit Plans, there was no activity relating to assets measured at fair value using significant unobservable inputs (Level 3) during 2018 and 2017.
The following tables present the fair value of U.S. Post-Retirement Benefit Plan assets classified under the appropriate level of the fair value hierarchy as of October 31, 2018 and 2017:

		Fair Value Measurement as of October 31, 2018 Using
	October 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets Measured at NAV
	(in millions)
Cash and cash equivalents	$1	$—	$1	$—	$—
Equity	120	37	—	—	83
Fixed income	51	4	27	—	20
Other investments	—	—	—	—	—
Total assets measured at fair value	$172	$41	$28	$—	$103

		Fair Value Measurement as of October 31, 2017 Using
	October 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets Measured at NAV
	(in millions)
Cash and cash equivalents	$3	$1	$2	$—	$—
Equity	132	41	—	—	91
Fixed income	47	5	25	—	17
Other investments	—	—	—	—	—
Total assets measured at fair value	$182	$47	$27	$—	$108
For U.S. Post-Retirement Benefit Plan, there was no activity relating to assets measured at fair value using significant unobservable inputs (Level 3) during 2018 and 2017.
The following tables present the fair value of Non-U.S. Defined Benefit Plans assets classified under the appropriate level of the fair value hierarchy as of October 31, 2018 and 2017:

		Fair Value Measurement as of October 31, 2018 Using
	October 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets Measured at NAV
	(in millions)
Cash and cash equivalents	$—	$—	$—	$—	$—
Equity	791	135	—	—	656
Fixed income	595	—	208	—	387
Other investments	6	—	—	3	3
Total assets measured at fair value	$1,392	$135	$208	$3	$1,046

		Fair Value Measurement as of October 31, 2017 Using
	October 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets Measured at NAV
	(in millions)
Cash and cash equivalents	$—	$—	$—	$—	$—
Equity	757	156	2	—	599
Fixed income	677	—	200	—	477
Other investments	6	—	—	3	3
Total assets measured at fair value	$1,440	$156	$202	$3	$1,079

For Non-U.S. Defined Benefit Plans assets measured at fair value using significant unobservable inputs (Level 3), the following table summarizes the change in balances during 2018 and 2017:

	Year Ended
	October 31,
	2018	2017
	(in millions)
Balance, beginning of year	$3	$3
Realized gains	—	—
Unrealized gains/(losses)	—	—
Purchases, sales, issuances, and settlements	—	—
Transfers in (out)	—	—
Balance, end of year	$3	$3
The table below presents the combined projected benefit obligation ("PBO"), accumulated benefit obligation ("ABO") and fair value of plan assets, grouping plans using comparisons of the PBO and ABO relative to the plan assets as of October 31, 2018 and 2017:

	2018		2017
	Benefit Obligation	Fair Value of Plan Assets	Benefit Obligation	Fair Value of Plan Assets

	PBO		PBO
	(in millions)		(in millions)
U.S. defined benefit plans where PBO exceeds the fair value of plan assets	$650	$575	$675	$515
U.S. defined benefit plans where fair value of plan assets exceeds PBO	—	—	—	—
Total	$650	$575	$675	$515
Non-U.S. defined benefit plans where PBO exceeds or is equal to the fair value of plan assets	$363	$249	$378	$269
Non-U.S. defined benefit plans where fair value of plan assets exceeds PBO	886	1,143	960	1,171
Total	$1,249	$1,392	$1,338	$1,440

	ABO		ABO
U.S. defined benefit plans where ABO exceeds the fair value of plan assets	$609	$575	$629	$515
U.S. defined benefit plans where the fair value of plan assets exceeds ABO	—	—	—	—
Total	$609	$575	$629	$515
Non-U.S. defined benefit plans where ABO exceeds or is equal to the fair value of plan assets	$351	$249	$364	$269
Non-U.S. defined benefit plans where fair value of plan assets exceeds ABO	879	1,143	952	1,171
Total	$1,230	$1,392	$1,316	$1,440
Contributions and estimated future benefit payments. In 2018, we made an accelerated contribution of $85 million to our U.S. Defined Benefit Plans to secure tax deductibility at the current corporate rate prior to new tax legislation taking effect. During 2019, we do not expect to contribute to the U.S. Defined Benefit Plans or the U.S. Post-Retirement Benefit Plan, and we expect to contribute $33 million to the Non-U.S. Defined Benefit Plans. The following table presents expected future benefit payments for the next 10 years.

	U.S. Defined Benefit Plans	Non-U.S. Defined Benefit Plans	U.S. Post-Retirement Benefit Plan
	(in millions)
2019	$39	$32	$18
2020	$41	$36	$18
2021	$46	$39	$17
2022	$48	$41	$16
2023	$52	$44	$16
2024 - 2028	$275	$238	$71
Assumptions.  The assumptions used to determine the benefit obligations and expense for our defined benefit and post-retirement benefit plans are presented in the tables below. The expected long-term return on assets below represents an estimate of long-term returns on investment portfolios, consisting of a mixture of equities, fixed income and other investments, in proportion to the asset allocations of each of our plans. We consider long-term rates of return, which are weighted based on the asset classes (both historical and forecasted) in which we expect our pension and post-retirement funds to be invested. Discount rates reflect the current rate at which pension and post-retirement obligations could be settled based on the measurement dates of the plans, which is October 31. The U.S. discount rates as of October 31, 2018 and 2017 were determined based on the results of matching expected plan benefit payments with cash flows from a hypothetically constructed bond portfolio. The Non-U.S. discount rates as of October 31, 2018 and 2017 were determined using spot rates along the yield curve to calculate disaggregated discount rates. In addition, we used this method to calculate two components of the periodic benefit cost: service cost and interest cost. The range of assumptions that were used for the Non-U.S. Defined Benefit Plans reflects the different economic environments within various countries.
Assumptions used to calculate the net periodic benefit cost (benefit) for the year ended October 31, 2018 and 2017 were as follows:

	For years ended October 31,
	2018	2017
U.S. Defined Benefit Plans:
Discount rate	3.75%	3.50%
Average increase in compensation levels	3.00%	3.00%
Expected long-term return on assets	7.50%	7.50%
Non-U.S. Defined Benefit Plans:
Discount rate	0.59-2.52%	0.40-2.63%
Average increase in compensation levels	2.50-3.25%	2.50-3.50%
Expected long-term return on assets	4.00-6.50%	4.00-6.50%
U.S. Post-Retirement Benefits Plan:
Discount rate	3.50%	3.50%
Expected long-term return on assets	7.50%	7.50%
Current medical cost trend rate	6.00%	6.00%
Ultimate medical cost trend rate	3.50%	3.50%
Medical cost trend rate decreases to ultimate rate in year	2029	2029
Assumptions used to calculate the benefit obligation as of October 31, 2018 and 2017 were as follows:

	As of the years ended October 31,
	2018	2017
U.S. Defined Benefit Plans:
Discount rate	4.50%	3.75%
Average increase in compensation levels	3.00%	3.00%
Non-U.S. Defined Benefit Plans:
Discount rate	0.83-2.83%	0.59-2.52%
Average increase in compensation levels	2.50-3.00%	2.50-3.25%
U.S. Post-Retirement Benefits Plan:
Discount rate	4.25%	3.50%
Current medical cost trend rate	6.00%	6.00%
Ultimate medical cost trend rate	4.00%	3.50%
Medical cost trend rate decreases to ultimate rate in year	2029	2029
Health care trend rates did not have a significant effect on the total service and interest cost components or on the post-retirement benefit obligation amounts reported for the U.S. Post-Retirement Benefit Plan for the years ended October 31, 2018 and 2017.